FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Financial Instruments Held by Category Financial Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [abstract]
Financial assets, amortized cost	$ 131,955	$ 81,243
Deposits [Member]
Disclosure of financial assets [abstract]
Financial assets, amortized cost	4,446	3,427
Trade Receivables [Member]
Disclosure of financial assets [abstract]
Financial assets, amortized cost	66,689	53,436
Other Receivables [Member]
Disclosure of financial assets [abstract]
Financial assets, amortized cost	1,223	923
Other Receivables [Member] | Re-presented [Member]
Disclosure of financial assets [abstract]
Financial assets, amortized cost		3,500
Due from Related Parties [Member]
Disclosure of financial assets [abstract]
Financial assets, amortized cost	1,755	1,587
Cash and Cash Equivalents [Member]
Disclosure of financial assets [abstract]
Financial assets, amortized cost	$ 57,842	$ 21,870